Equity - Summary of equity (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share capital and share premium
Share capital	€ 39	€ 39	€ 39	€ 39
Share premium	17,105	17,089	17,078	17,050
Total share capital and share premium	17,144	17,128	17,117
Retained earnings	35,462	32,149	29,866
Reserve of cash flow hedges	(153)	1,450	1,208
Shareholders' equity (parent)	52,066	51,619	50,996
Revaluation reserves credit liability	(80)	(117)	(114)
Reserve Of Property In Own Use	208	221	253
Non-controlling interests	736	1,022	893
Reserve of remeasurements of defined benefit plans	(212)	(307)	(336)
Equity	52,802	52,640	51,889	49,851
Reserve of exchange differences on translation	(3,483)	(3,636)	(2,079)
Reserve From Share of Changes in Equities of Associates and Joint Venture	3,416	3,246	3,189
Treasury shares	(1,612)	(4)	(10)	€ (11)
Other reserves	(540)	2,342	4,013
Debt securities [member]
Disclosure of financial assets [table]
Revaluation reserves: financial assets	96	309	322
Equity securities [member]
Disclosure of financial assets [table]
Revaluation reserves: financial assets	€ 1,282	€ 1,181	€ 1,580